Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Class A, Class C, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE GROWTH FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Investor Class

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

Class A, Class B, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Class A, Class C, Investor Class, Institutional Class and Administrator Class

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class A, Class B, Class C, Investor Class, and Administrator Class

Supplement dated September 4, 2009, to the Prospectuses dated December 1, 2008, as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective August 31, 2009, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

LCIT089/P104SP